Intangible Assets and Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of detailed information about intangible assets

	Patents and trademarks	Customer relationships	Technology	Total

Cost:

At January 1, 2019	$192,032	$2,118,739	$1,590,958	$3,901,729

Additions	–	–	–	–

Acquisitions	–	14,168,830	10,212,390	24,381,220

Effect of movements in exchange rates	(9,374)	(46,579)	(47,366)	(103,319)

Balance at December 31, 2019	$182,658	$16,240,990	$11,755,982	$28,179,630

Additions	–	–	2,333,666	2,333,666

Acquisitions	–	3,434,334	3,846,189	7,280,523

Effect of movements in exchange rates	(2,957)	(38,494)	(32,016)	(73,467)

Balance at December 31, 2020	$179,701	$19,636,830	$17,903,821	$37,720,352

Additions	–	–	440,965	440,965

Effect of movement in exchange rates	(343)	(3,217)	1,556	(2,004)

Balance at December 31, 2021	$179,358	$19,633,613	$18,346,342	$38,159,313

Accumulated amortization and impairments:

At January 1, 2019	$51,238	$333,430	$349,188	$733,856

Amortization 1	36,564	1,668,090	1,618,368	3,323,022

Impairment	–	–	507,433	507,433

Effect of movements in exchange rates	(3,219)	(23,895)	(28,656)	(55,770)

Balance at December 31, 2019	$84,583	$1,977,625	$2,446,333	$4,508,541

Amortization 1	35,243	2,696,767	2,753,602	5,485,612

Effect of movements in exchange rates	(3,078)	(19,774)	(17,788)	(40,640)

Balance at December 31, 2020	$116,748	$4,654,618	$5,182,147	$9,953,513

Amortization 1	32,073	3,099,234	4,479,503	7,610,810

Effect of movement in exchange rates	85	3,820	5,252	9,157

Balance at December 31, 2021	$148,906	$7,757,672	$9,666,902	$17,573,480

Carrying amounts:

Balance at December 31, 2020	$62,953	$14,982,212	$12,721,674	$27,766,839

Balance at December 31, 2021	$30,452	$11,875,941	$8,679,440	$20,585,833

1	Amortization charges are included in depreciation and amortization in the consolidated statements of loss and comprehensive loss.

Summary of reconciliation changes in goodwill	The carrying amount of goodwill is as follows:

	September 30, 2022	December 31, 2021
Opening balance	$27,081,795	$27,086,727
Effect of movements in exchange rates	192,873	(4,932)

Total goodwill	$27,274,668	$27,081,795

The carrying amount of goodwill is as follows:

	December 31, 2021	December 31, 2020

Opening balance	$27,086,727	$18,758,975

Acquisitions, business combinations (Note 18)	–	8,405,341

Effect of movements in exchange rates	(4,932)	(77,589)

Total goodwill	$27,081,795	$27,086,727